INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	December 31,	December 31,
	2022	2021

Raw materials	7,322,376	6,568,752
Work-in-progress	11,660,396	10,512,450
Finished goods	6,177,766	4,639,875
Spare parts	622,541	645,564
Packaging materials and others	162,874	26,351
	25,945,953	22,392,992

Less: provision for impairment of inventories	(1,233,631)	(750,338)
	24,712,322	21,642,654

Schedule of provision for inventories

	December 31,	December 31,
	2022	2021

As of January 1	750,338	616,680
Provision for impairment of inventories (Note)	943,732	485,088
Disposal of a subsidiary	(5,452)	—
Reversal arising from increase in net realizable value	(4,766)	(14,624)
Written off upon sales of inventories	(450,221)	(336,806)
As of December 31	1,233,631	750,338